Restructuring (Cash Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Beginning balance	$ 4,924	$ 26,909
Additional costs	39,871	8,663
Payments	(31,381)	(28,369)
Release of excess accrual	(2,873)	(2,301)
Foreign currency translation adjustment	65	22
Ending balance	10,606	4,924
Employee Related
Restructuring Reserve [Roll Forward]
Beginning balance	2,321	19,228
Additional costs	30,799	5,456
Payments	(22,259)	(21,301)
Release of excess accrual	(1,312)	(1,084)
Foreign currency translation adjustment	233	22
Ending balance	9,782	2,321
Facility Closing
Restructuring Reserve [Roll Forward]
Beginning balance	2,466	443
Additional costs	372	3,055
Payments	(1,256)	(1,032)
Release of excess accrual	(1,101)	0
Foreign currency translation adjustment	(168)	0
Ending balance	313	2,466
Contract and Other Related
Restructuring Reserve [Roll Forward]
Beginning balance	137	7,238
Additional costs	8,700	152
Payments	(7,866)	(6,036)
Release of excess accrual	(460)	(1,217)
Foreign currency translation adjustment	0	0
Ending balance	$ 511	$ 137